Leases (Details)	Dec. 31, 2023 USD ($)
2024	$ 190,589
2025	150,275
2026	26,068
2027	0
Total future minimum lease payments	366,931
Less: Imputed interest	(28,981)
Present value of lease liabilities	337,950
Operating Lease Liabilities [Member]
2024	171,074
2025	130,759
2026	8,179
2027	0
Total future minimum lease payments	310,013
Less: Imputed interest	(22,678)
Present value of lease liabilities	$ 287,334
Remaining lease term (in years)	1 year 10 months 2 days
Finance Lease Liability [Member]
2024	$ 19,515
2025	19,515
2026	17,889
2027	0
Total future minimum lease payments	56,918
Less: Imputed interest	(6,302)
Present value of lease liabilities	$ 50,616
Remaining lease term (in years)	2 years 11 months 1 day